INSURANCE GROUP STATUTORY FINANCIAL INFORMATION - Narrative (Details) - USD ($) shares in Millions, $ in Millions			12 Months Ended
	May 14, 2021	Apr. 13, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Statutory net income (loss)			$ (21)	$ (44)	$ (20)
Statutory surplus, capital stock and asset valuation reserve			$ 420	$ 338
Alliance Bernstein
Related Party Transaction [Line Items]
Dividend shares (in units)		2.6
Return of capital	$ 61